Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill		£ 6,946	£ 7,610
Other intangible assets		734	737
Property, plant and equipment		724	909
Right-of-use assets		1,317	1,385
Interests in associates		231	253
Other investments		334	398
Deferred tax assets		292	323
Corporate income tax recoverable		55	59
Trade and other receivables		272	174
Non-current assets		10,905	11,848
Current assets
Corporate income tax recoverable		124	113
Trade and other receivables		7,279	7,722
Accrued income and unbilled media		3,073	3,188
Cash and cash equivalents		2,694	2,638
Total of current assets after including assets classified as held for sale		13,170	13,661
Current liabilities
Trade and other payables	[1]	(13,409)	(14,216)
Corporate income tax payable		(221)	(333)
Lease liabilities		(223)	(240)
Borrowings		(822)	(584)
Provisions for liabilities and charges		(160)	(143)
Current liabilities		(14,835)	(15,516)
Net current liabilities		(1,665)	(1,855)
Non-current liabilities
Borrowings		(4,114)	(3,744)
Trade and other payables		(208)	(229)
Deferred tax liabilities		(146)	(142)
Employee benefit obligations		(128)	(132)
Provisions for liabilities and charges		(199)	(232)
Lease liabilities		(1,673)	(1,780)
Non-current liabilities		(6,468)	(6,259)
Net assets		2,772	3,734
Equity
Called-up share capital		109	109
Share premium account		579	579
Other reserves		(12)	151
Own shares		(188)	(191)
Retained earnings		2,052	2,827
Equity shareholders’ funds		2,540	3,475
Non-controlling interests		232	259
Total equity		£ 2,772	£ 3,734

[1]	Deferred income and customer advances, that was previously presented separately, is included within Trade and other payables